FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial instruments	FINANCIAL INSTRUMENTS
In order to reduce the risks associated with fluctuations in interest rates, the Company has hedged exposures to interest rates using derivative instruments, which involves swapping floating rates of interest to fixed rates of interest. These instruments are not designated as hedges for accounting purposes.
Credit risk is the failure of the counterparty to perform under the terms of the derivative instrument. When the fair value of a derivative instrument is positive, the counterparty owes the Company, which creates credit risk for the Company. When the fair value of a derivative instrument is negative, the Company owes the counterparty, and, therefore, the Company is not exposed to the counterparty's credit risk in those circumstances. The Company minimizes counterparty credit risk in derivative instruments by entering into transactions with major banking and financial institutions. The derivative instruments entered into by the Company do not contain credit risk-related contingent features. The Company has not entered into master netting agreements with the counterparties to its derivative financial instrument contracts.
Market risk is the adverse effect on the value of a derivative instrument that results from a change in interest rates, currency exchange rates or commodity prices. The market risk associated with interest rate contracts is managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.
The Company assesses interest rate risk by monitoring changes in interest rate exposures that may adversely impact expected future cash flows and by evaluating economical hedging opportunities.
In order to reduce the risk associated with fluctuations in interest rates, the Company has interest rate swap agreements with a total aggregate notional principal of $720.0 million as at December 31, 2023 (December 31, 2022: $691.0 million).
Our interest rate swap contracts as of December 31, 2023, none of which are designated as hedging instruments are summarized as follows;

(in thousands of $)	Notional principal	Weighted Average Maturity Date	Weighted Average Fixed Interest Rate	Interest Rate Benchmark
Receiving floating, pay fixed (1)	841,000	November 2027	2.45%	SOFR
Receiving floating, pay fixed	160,000	April 2025	0.96%	SOFR + CAS(2)
Receiving fixed, pay floating (1) (3)	(281,000)	October 2027	4.43%	SOFR
Total	720,000
(1)    This includes two reverse interest rate swap agreements with a forward start date of March 2026 that are on average receiving a net weighted average 2.50% fixed interest on a notional principal of $100.0 million and maturity date of March 2032.
(2)    The reference rate for these interest rate swap agreements are based on SOFR plus a Credit Adjustment Spread ("CAS") of 0.26161% based on the LIBOR fallback protocol.
(3)    Interest rate swap agreements, which involve the receiving of fixed interest and paying of a floating benchmark rate of interest, have been entered into by the Company as reverse swaps of existing interest rate swap agreements. This has the effect of unwinding the positive fair value position of existing swap agreements.
The Company's gain on derivatives for the year ended December 31, 2023, 2022 and 2021 was comprised of the following:

(in thousands of $)	2023	2022	2021
Change in fair value of derivative instruments	(6,686)	78,207	24,423
Realized gain/(loss) on derivative instruments	24,967	1,475	(6,024)
Gain on derivatives	18,281	79,682	18,399
Movements in the year ended December 31, 2023 and 2022 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2021	5,862	(4,764)	1,098
Change in fair value of derivative instruments	73,443	4,764	78,207
Termination of derivative instruments	(23,790)	—	(23,790)
At December 31, 2022	55,515	—	55,515
Change in fair value of derivative instruments	(6,686)	—	(6,686)
At December 31, 2023	48,829	—	48,829